Tradr 2X Long ALAB Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$131,874,816
TOTAL NET ASSETS — 100.0%	$131,874,816

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Astera Labs, Inc.	Receive	5.38% (OBFR01* + 175bps)	At Maturity	9/16/2026	$102,803,370	$-	$164,267,821
TOTAL EQUITY SWAP CONTRACTS								$164,267,821

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.